STOCKHOLDERS’ EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares		3 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2018	May 31, 2018	Jun. 27, 2018	May 30, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price				$ 0.50
Number of warrants outstanding (in Shares)		23,662,080	4,700,988		0
Weighted average remaining contractual life		3 years 80 days	3 years 357 days
Weighted average exercise price of outstanding warrants	$ 0	$ 0.57	$ 0.75
Number of warrants exercisable (in Shares)		23,662,080	4,700,988
Weighted average exercise price of exercisable warrants		$ 0.57	$ 0.69
Warrant Exercisable at $0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.75	$ 0.75
Number of warrants outstanding (in Shares)		1,107,738	2,825,988
Weighted average remaining contractual life		2 years 310 days	3 years 120 days
Weighted average exercise price of outstanding warrants		$ 0.75	$ 0.75
Number of warrants exercisable (in Shares)		1,107,738	2,825,988
Weighted average exercise price of exercisable warrants		$ 0.75	$ 0.75
Warrant Exercisable at $0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 0.60	$ 0.60
Number of warrants outstanding (in Shares)		17,500,000	1,875,000
Weighted average remaining contractual life		3 years 3 months	4 years 350 days
Weighted average exercise price of outstanding warrants		$ 0.60	$ 0.60
Number of warrants exercisable (in Shares)		17,500,000	1,875,000
Weighted average exercise price of exercisable warrants		$ 0.60	$ 0.60